Goodwill And Intangible Assets (Narrative) (Details) (USD $)			12 Months Ended			12 Months Ended
	Sep. 30, 2012	Aug. 31, 2012	Dec. 31, 2013 Patent And Developed Technology [Member]	Dec. 31, 2013 Trade Name And Customer List [Member]	Dec. 31, 2011 Elk Horn Coal Company [Member}	Dec. 31, 2011 Elk Horn Coal Company [Member} Trade Name [Member]	Dec. 31, 2011 Elk Horn Coal Company [Member} Customer List [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Goodwill	$ 0	$ 200,000			$ 0
Acquired intangible asset value						$ 184,000	$ 470,000
Intangible assets, useful life			17 years	20 years